SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 819,971	$ 874,608	$ 743,046
Gross Reserves		11,395,321	10,363,383	9,895,376
Unearned Premiums		2,265,214	2,433,860	2,072,953
Other Benefits Payable		2,704,229	2,417,044	2,198,080
Premium Revenue		6,536,826	6,525,218	5,513,810
Net Investment Income (1)	[1]	360,668	448,538	415,921
Losses Incurred		5,334,900	4,923,156	4,193,255
Amortization of DAC		1,356,118	1,455,462	1,237,464
Other Expenses (2)	[2]	355,647	369,969	305,568
Premiums Written		6,300,858	6,909,058	5,803,364
Non Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		543,416	640,442	553,535
Gross Reserves		11,395,321	10,357,981	9,885,913
Unearned Premiums		2,257,441	2,420,009	2,062,736
Other Benefits Payable		0	0	0
Premium Revenue		5,054,529	5,058,056	4,301,862
Losses Incurred		4,016,704	3,662,891	3,168,647
Amortization of DAC		1,254,067	1,306,388	1,107,760
Other Expenses (2)	[2]	87,163	107,414	102,397
Premiums Written		4,825,919	5,438,807	4,592,282
Life and Health
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		276,555	234,166	189,511
Gross Reserves		0	0	0
Unearned Premiums		7,773	13,851	10,217
Other Benefits Payable		2,704,229	2,417,044	2,198,080
Premium Revenue		1,482,297	1,467,162	1,211,948
Net Investment Income (1)	[1]	68,259	71,756	65,567
Losses Incurred		1,318,196	1,263,016	1,024,608
Amortization of DAC		102,051	149,074	129,704
Other Expenses (2)	[2]	73,105	69,191	51,055
Premiums Written		1,474,939	1,470,251	1,211,082
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Gross Reserves		0	5,402	9,463
Unearned Premiums		0	0	0
Other Benefits Payable		0	0	0
Premium Revenue		0	0	0
Net Investment Income (1)	[1]	292,409	376,782	350,354
Losses Incurred		0	(2,751)	0
Amortization of DAC		0	0	0
Other Expenses (2)	[2]	195,379	193,364	152,116
Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.